Long-Term Debt - Maturity (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Principal
Principal- 2021	$ 30,508		$ 67,764
Principal- 2022	38,365		46,101
Principal- 2023	15,000,000		15,000,000
Principal- 2025	52,750,000		40,000,000
Principal- Total	67,818,873	$ 55,136,089	55,113,865
PIK
PIK- 2021	1,056,761		1,937,084
PIK- 2022	4,414,502		1,767,400
PIK- 2023	4,734,115		1,800,474
PIK- 2024	2,448,480		1,880,100
PIK- 2025	2,336,432		1,952,548
PIK- Total	14,990,290		9,337,606
Total Payments
Total Payments- 2021	3,241,713		2,004,848
Total Payments- 2022	8,878,819		1,813,501
Total Payments- 2023	14,669,197		16,800,474
Total Payments- 2024	7,230,729		1,880,100
Total Payments- 2025	14,093,910		41,952,548
Total Payments- Total	48,114,368		64,451,471
Total Principal and Interest
Total Principal and Interest- 2021	2,215,459		3,323,948
Total Principal and Interest- 2022	4,502,683		3,458,485
Total Principal and Interest- 2023	29,991,066		13,973,270
Total Principal and Interest- 2024	4,782,249		3,760,200
Total Principal and Interest- 2025	69,180,343		3,905,096
Total Principal and Interest- Total	$ 110,671,800		$ 28,420,999